Virtus Global Allocation Fund

(the “Fund”), a series of Virtus Strategy Trust

Supplement dated August 23, 2024 to the Fund’s Summary Prospectus and the

Virtus Strategy Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective immediately, the description of the Fund’s principal investment strategies in the summary prospectus and the summary section of the Fund’s statutory prospectus is revised to read as follows:

The fund seeks to achieve its investment objective through a combination of active allocation across asset classes and actively managed strategies within those asset classes. The fund allocates its investments across asset classes in response to changing market, macroeconomic, and other factors and events that the portfolio managers believe may affect the value of the fund’s investments. To gain exposure to different asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, as well as through passive strategies. Under normal circumstances, the fund invests directly and indirectly in global equity securities, fixed-income securities, and long and short positions using derivatives across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The majority of the fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. As of the date of this prospectus the fund expects to invest a significant portion of the Equity Component into affiliated mutual funds. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds, from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Within the Fixed Income Component, the allocation to high-yield bonds, senior loans, preferred securities, convertibles and emerging market debt will not exceed 30% of the fund’s assets on a gross exposure basis. Separately, the fund will also invest in non-U.S. currencies and take FX positions through derivatives, both long and short.

The portfolio managers may also invest up to 10% of the portfolio in any other asset class that falls outside of the Equity Component and the Fixed-Income Component, which constitute the “Other Component.” Examples include, but are not limited to, derivatives on carbon emissions and commodities. Other asset classes may be added at the portfolio managers’ discretion. The portfolio managers will typically over- or under-weight the fund’s portfolio against the baseline long-term allocation, depending on the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time.

Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets, the Fixed Income Component may range between approximately 10% and 70% of the fund’s assets and the Other Component may range between 0% and 10% of the fund’s assets. The ranges apply at the time of purchase. The fund’s exposure to each component may vary from the ranges due to market movements and it is at the portfolio managers’ discretion when to bring the fund back within the range. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Other Component in response to changes in their views based on their analysis of market, macroeconomic and other factors. In conjunction with their asset class analysis the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies that apply ESG factors or are otherwise believed by the portfolio managers to be appropriate from an ESG perspective for the fund’s investment, and passive ESG ETFs and futures. They also consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”) and emerging market corporate and sovereign bonds. The strategy is based on bottom-up fundamental credit research, which accounts for the potential financial impact of ESG issues facing corporations and therefore considers ESG factors alongside financial factors in the security selection and overall risk management process. Portfolio managers have the ability to weigh risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns.

As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower sensitivity to market movements. The portfolio managers apply an investment constraint requiring that the weighted average of the combined MSCI “E,” “S” and “G” scores of the individual securities within the Managed Volatility Sleeve is higher at the time of purchase than the weighted average of the combined “E,” “S” and “G” scores of the securities in the MSCI All Country World Index. The ESG evaluation process incorporates scores based on company sustainability disclosure, government and academic data and media searches, among other sources.

The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500® Index or on the Euro Stoxx 50® Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component or Other Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

VST 8060/Global Allocation Strategy Change SUMMARY (8/2024)

Virtus Global Allocation Fund

(the “Fund”), a series of Virtus Strategy Trust

Supplement dated August 23, 2024 to the Virtus Strategy Trust Statutory Prospectus

dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective immediately, the description of the Fund’s principal investment strategies on page 44 of the Fund’s statutory prospectus is revised to read as follows:

The fund seeks to achieve its investment objective through a combination of active allocation across asset classes and actively managed strategies within those asset classes. The fund allocates its investments across asset classes in response to changing market, macroeconomic, and other factors and events that the portfolio managers believe may affect the value of the fund’s investments. To gain exposure to different asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, as well as through passive strategies. Under normal circumstances, the fund invests directly and indirectly in global equity securities, fixed-income securities, and long and short positions using derivatives across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The majority of the fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities The portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. As of the date of this prospectus, the fund expects to invest a significant portion of the Equity Component into affiliated mutual funds. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds, from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Separately, the fund will also invest in non-U.S. currencies and take FX positions through derivatives, both long and short.

The portfolio managers may also invest up to 10% of the portfolio in any other asset class that falls outside of the Equity Component and the Fixed-Income Component, which constitute the “Other Component.” Examples include, but are not limited to, derivatives on carbon commissions or commodities. Other asset classes or investment grade strategies may be added at the portfolio managers’ discretion. The portfolio managers will typically over- or under-weight the fund’s portfolio against the baseline long-term allocation, depending on the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time.

Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets, the Fixed Income Component is expected to range between approximately 10% and 70% of the fund’s assets and the Other Component may range between 0% and 10% of the fund’s assets. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Other Component in response to changes in their views based on their analysis of market, macroeconomic and other factors. In conjunction with their asset class analysis the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies that apply ESG factors or are otherwise believed by the portfolio managers to be appropriate from an ESG perspective for the fund’s investment, and passive ESG ETFs and futures. They also consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up fundamental credit research, which accounts for the potential financial impact of ESG issues facing corporations and therefore considers ESG factors alongside financial factors in the security selection and overall risk management process. Portfolio managers have the ability to weigh risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns.

As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower sensitivity to market movements. The portfolio managers apply an investment constraint requiring that the weighted average of the combined MSCI "E," "S" and "G" scores of the individual securities within the Managed Volatility Sleeve is higher at the time of purchase than the weighted average of the combined “E,” “S” and “G” scores of the securities in the MSCI All Country World Index. The ESG evaluation process incorporates scores based on company sustainability disclosure, government and academic data and media searches, among other sources.

The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in fixed income securities of any maturity. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500® Index or on the Euro Stoxx 50® Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component or Other Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

VST 8060/Global Allocation Strategy Change STATUTORY (8/2024)